Acquisitions and Dispositions (Business Review Dispositions) (Narrative) (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022	Aug. 31, 2023
Business Acquisition And Dispositions [Line Items]
Goodwill write-off	[1]		$ 110
East Ohio | Enbridge
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration		$ 6,600
Disposal group, cash consideration		4,300
Disposal group, indebtedness		2,300
Termination fee		155
Disposal group, recognized a pre-tax gain		20
Disposal group, loss (gain) recorded after tax		(20)
Goodwill write-off		$ 1,500
Disposal group, transition services description		At the closing of the East Ohio Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of East Ohio for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
PSNC | Enbridge
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration		$ 3,100
Disposal group, cash consideration		2,200
Disposal group, indebtedness		1,000
Termination fee		78
Disposal group, recognized a pre-tax gain		130
Disposal group, loss (gain) recorded after tax		(290)
Goodwill write-off		$ 700
Disposal group, transition services description		At the closing of the PSNC Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of PSNC for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
Questar Gas and Wexpro | Enbridge
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration		$ 4,300
Disposal group, cash consideration		3,000
Disposal group, indebtedness		1,300
Termination fee		107
Disposal group, recognized a pre-tax loss		(10)
Disposal group, loss (gain) recorded after tax		(530)
Goodwill write-off		$ 1,000
Disposal group, transition services description		At the closing of the Questar Gas Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of Questar Gas and Wexpro for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
Other Sales | Tredegar Solar Fund I, LLC
Business Acquisition And Dispositions [Line Items]
Disposal group, cash consideration				$ 21

[1]	See Note 3 for more information